Fees Summary	Sep. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,798,000
Previously Paid Amount	0.00
Total Fee Amount	2,418.67
Total Offset Amount	0.00
Net Fee	2,418.67
Narrative - Max Aggregate Offering Price	$ 15,798,000
Final Prospectus	true